Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Basis of consolidation

Basis of consolidation

1.Subsidiaries

Subsidiaries are entities controlled by the Company. Control exists when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect these returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Group.

2.Transactions eliminated on consolidation

Intra-Group balances and transactions, and any unrealized income and expense arising from intra-Group transactions, are eliminated in preparing the consolidated financial statements.

Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign currency

Foreign currency

1.Foreign currency transactions

Transactions in foreign currencies are translated into the respective functional currency of the Group entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the respective functional currency at the exchange rate at the reporting date.

The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Foreign currency differences arising on translation are recognized in the statement of operations.

2.Foreign operations

The assets and liabilities of foreign operations, including goodwill are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at the average exchange rate for the period.

Foreign currency differences are recognized in other comprehensive income, and presented in the foreign currency translation reserve (hereinafter - the translation reserve) in equity. When a foreign operation is disposed of such that control is lost, the cumulative amount in the translation reserve related to that foreign operation is transferred to the statement of operations as part of the gain or loss on disposal.

Generally, foreign currency differences from a monetary item receivable from or payable to a foreign operation, including foreign operations that are subsidiaries, are recognized in profit or loss in the consolidated financial statements.

Foreign exchange gains and losses arising from a monetary item receivable from or payable to foreign operations, the settlement of which is neither planned nor likely in the foreseeable future, are considered to be as part of a net investment in a foreign operation and are recognized in other comprehensive income, and are presented in the translation reserve in equity.

Financial instruments

Financial instruments

1.Non-derivative financial assets

The Group initially recognizes receivables and deposits on the date that they are originated. All other financial assets are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Financial assets and liabilities are offset and the net amount is presented in the balance sheet when the Group has a legal right to offset the amount and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

The Group has the following non-derivative financial assets:

Receivables, deposits and cash and cash equivalents

Receivables and deposits are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Receivables consist of trade and other receivables.

Cash and cash equivalents comprise cash balances and deposits with original maturities of three months or less.

Financial investments

The Group has entered into financial investments, which consist of investments in government, corporate and government sponsored enterprises debentures. The Group's investments policy limits the credit rating and the amount that the Group may invest in any one type of investment or issuer and, thereby the credit risk is reduced. Financial investments are recognized initially at fair value. Subsequent to initial recognition, financial investments are measured at fair value, and changes therein are recognized immediately in the statement of operations, as financing items.

2.Non-derivative financial liabilities

The Group has the following non-derivative financial liabilities: trade payables and other payables. Trade payables and all other financial liabilities are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

3.Derivative financial instruments

The Group has entered into currency derivative contracts to moderate its global currency risk on the basis of planned transactions. These contracts generally cover a period of less than one year. The Group’s hedging activities currently do not meet the criteria for hedge accounting.

Derivative financial instruments are recognized initially at fair value; attributable transaction costs are recognized in the statement of operations as incurred. Subsequent to initial recognition, derivative financial instruments are measured at fair value, and changes therein are recognized immediately in the statement of operations, as either operating or financing items depending on the nature of the item being economically hedged.

4.Share capital

All shares are classified as equity.

Incremental costs directly attributable to the issuance of shares and options are recognized as a deduction from equity, net of any tax effects.

Property, plant and equipment

Property, plant and equipment

1.Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the asset to a working condition for its intended use and the estimated cost of dismantling and removing the item and restoring the site on which it is located, when such an obligation exists, and capitalized borrowing costs. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

When parts of an item of property, plant and equipment (including costs of major periodic inspections) have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

The cost of assets in respect of which investment grants are received is stated net of the amount of the grant.

Changes in the obligation to dismantle and remove the items and to restore the site, on which they are located, other than changes deriving from the passage of time, are added to or deducted from the cost of the asset in the period in which they are first calculated or changes occur. The amount deducted from the cost of the asset shall not exceed the balance of the carrying amount, and the remaining balance is recognized immediately in the statement of operations.

Exchangeable CO2 cylinders that are loaned to distributors and exchangeable CO2 cylinders that are used by the Group to facilitate the exchange program are considered property, plant and equipment.

2.Subsequent costs

The cost of replacing components of an item of property, plant and equipment and other subsequent costs are recognized in the carrying amount of property, plant and equipment if it is probable that the future economic benefits embodied within them will flow to the Group and its cost can be measured reliably. The carrying amount of the replaced item of property, plant and equipment is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in the statement of operations as incurred.

3.Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life. The depreciable amount is the cost of the asset less its residual value.

Items of property, plant and equipment are depreciated from the date they are installed and are ready for use in the manner intended by management, or in respect of internally constructed assets, from the date that the asset is complete and ready for use.

Depreciation is recognized in the statement of operations on a straight-line basis over the estimated useful lives of each component of an item of property, plant and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Land owned by the group is not depreciated.

The estimated useful lives for the current and comparative periods are as follows:

-	Leasehold improvements	the shorter of lease term or useful life
-	Machinery and equipment	5‑10 years
-	Office furniture and equipment	3‑5 years
-	Vehicles	5‑7 years
-	Cylinders	20‑50 years
-	Buildings	50 years

Depreciation methods, useful lives and residual values are reviewed at each financial year-end and adjusted if appropriate.

Intangible assets

Intangible assets

1.Goodwill

Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses.

2.Other intangible assets

Other intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and accumulated impairment losses.

3.Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including expenditures on internally generated goodwill and brands, are recognized in the statement of operations as incurred.

4.Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset over its useful life. The amortizable amount is the cost of the asset less its residual value.

Amortization is recognized in the statement of operations on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use. Goodwill and intangible assets that have an indefinite useful life are not systematically amortized but are tested for impairment at least once a year.

The estimated useful lives for the current and comparative periods are as follows:

-	Software licenses	3‑10 years
-	Customer relations	5‑8 years
-	Technology	8 years
-	Trademarks	Indefinite

Amortization methods, useful lives and residual values are reviewed at each financial year-end and adjusted if appropriate.

The Group examines the useful life of an intangible asset that is not periodically amortized at least once a year in order to determine whether events and circumstances continue to support the decision that the intangible asset has an indefinite useful life.

Leased assets
F.	Leased assets

At inception or upon reassessment of an arrangement, the Group determines whether such an arrangement is or contains a lease.

Leases under the terms of which the Group assumes substantially all the risks and rewards of ownership are classified as finance leases. Upon initial recognition, the leased asset is measured and a liability is recognized at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Future payments for exercising an option to extend the lease from the Israel Land Authority are not recognized as part of an asset and corresponding liability since they constitute contingent lease payments that are derived from the fair value of the land on the future dates of renewing the lease agreement. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset.

Other leases are classified as operating leases and are not recognized on the balance sheet.

When a lease includes both a land component and a buildings component, each component is considered separately for the purpose of classifying the lease, with the principal consideration regarding the classification of land being the fact that land normally has an indefinite useful life.

Inventories
F.	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in, first-out (FIFO) principle and includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overhead based on standard operating capacity. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

Capitalization of borrowing costs
F.	Capitalization of borrowing costs

Specific and non-specific borrowing costs are capitalized to qualifying assets throughout the period required for completion and construction until they are ready for their intended use. Non-specific borrowing costs are capitalized in the same manner to the same investment in qualifying assets, or portion thereof, which was not financed with specific credit by means of a rate which is the weighted-average cost of the credit sources which were not specifically capitalized. Foreign currency differences from credit in foreign currency are capitalized if they are considered an adjustment of interest costs. Other borrowing costs are expensed as incurred.

Income earned on the temporary investment of specific credit received for investing in a qualifying asset is deducted from the borrowing costs eligible for capitalization.

Impairment

Impairment

1.Non-derivative financial assets

A financial asset not carried at fair value through profit or loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.

Objective evidence that financial assets are impaired can include, among others, default or delinquency by a debtor, restructuring of an amount due to the Group on terms that the Group would not otherwise consider, indications that a debtor will enter bankruptcy, adverse changes in the payment status of borrowers, changes in the economic environment that correlate with insolvency of issuers or the disappearance of an active market for a security.

The Group considers evidence of impairment for receivables at both an individual asset and a collective level. All individually significant receivables are individually assessed for impairment. All individually significant receivables found not to be impaired are then collectively assessed for any impairment that has been incurred but not yet identified.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in the statement of operations and reflected in an allowance account against receivables.

An impairment loss is reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognized. For financial assets measured at amortized cost the reversal is recognized in the statement of operations.

2.Non-financial assets

The carrying amounts of the Group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. The Group estimates the recoverable amount of goodwill and intangible assets that have indefinite useful lives once a year and on the same date for each asset, or more frequently if there are indications of impairment.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

The recoverable amount of an asset or cash-generating unit (hereinafter - CGU) is the greater of its value in use and its fair value less costs of disposals. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU, for which the estimated future cash flows from the asset or cash-generating unit were not adjusted.

The Groups’ corporate assets do not generate separate cash inflows and are utilized by more than one cash-generating unit.

An impairment loss is recognized if the carrying amount of an asset or a CGU exceeds its estimated recoverable amount. Impairment losses are recognized in the statement of operations. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Non-current assets and disposal groups held for sale
J.	Non-current assets and disposal groups held for sale

Non-current assets are classified as held for sale if it is highly probable that they will be recovered primarily through a sale transaction and not through continuing use. The assets are measured at the lower of their carrying amount and fair value less cost to sell.

Impairment losses recognized on initial classification as held for sale, and subsequent gains or losses on re-measurement, are recognized in profit or loss. Gains are not recognized in excess of any cumulative impairment loss.

In subsequent periods, depreciable assets classified as held for sale are not periodically depreciated.

Employee benefits

Employee benefits

1.Post-employment benefits

The Group has a number of post-employment benefit plans. The plans are usually financed by deposits with insurance companies or with funds managed by a trustee, and they are classified as defined contribution plans or defined benefit plans.

a.	Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an expense in the statement of operations in the periods during which related services are rendered by employees.

b.	Defined benefit plans

A defined benefit plan is a post-employment benefit plan other than a defined contribution plan.

The Group’s net obligation in respect of defined benefit plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value, and the fair value of any plan assets is deducted. The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit liability.

The discount rate is the yield at the reporting date on high quality corporate bonds that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the currency in which the benefits are expected to be paid.

The calculation is performed annually by a qualified actuary using the projected unit credit method. When the calculation results in a net asset for the Group, the recognized asset is limited to the present value of economic benefits available in the form of a refund from the plan or a reduction in future contributions to the plan. In order to calculate the present value of economic benefits, consideration is given to any minimum funding requirements that apply to any plan in the Group. An economic benefit is considered available to the Group if it is realizable during the life of the plan, or on settlement of the plan obligations.

Remeasurements of the net defined benefit liability (asset) which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest) are recognized in other comprehensive income. Other expenses related to defined benefit plans and employee benefit expenses are recognized in the statement of operations.

2.Other long-term benefits

The Group’s obligation in respect of long-term employee benefits other than post-employment benefit plans is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value, and the fair value of any related assets is deducted. The discount rate is the yield at the reporting date on high quality corporate bonds that have maturity dates approximating the terms of the Group’s obligations and that are denominated in the same currency in which the benefits are expected to be paid. The calculation is based on the projected unit credit method. Any remeasurements are recognized in the statement of operations as they occur.

3.Short-term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided or upon the actual absence of the employee when the benefit is not accumulated.

A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past events and a reliable estimate of the obligation can be made.

On the balance sheet, the employee benefits are classified as short-term benefits or as other long-term benefits according to the time the liability is expected to be settled.

4.Termination benefits

Termination benefits are recognized as an expense at the earlier of when the Group can no longer withdraw the offer of those benefits or when the Group recognizes costs for a restructuring that involves the payment of termination benefits.

5.Share-based payment transactions

The grant date fair value of share-based payment awards (equity awards), which include stock options and restricted share units (hereinabove and hereinafter - RSU) granted to employees is recognized as salary expense, with a corresponding increase in equity, over the vesting periods of the awards. The amount recognized as an expense in respect of share-based payment awards that are conditional upon meeting employee service is adjusted to reflect the number of awards that are expected to vest.

For share-based payment awards with market performance vesting conditions, the grant date fair value of the share-based payment awards is measured to reflect such conditions, and therefore the Group recognizes an expense in respect of the awards whether or not the conditions have been met.

When the Company reduces the exercise price of options granted during the vesting period, the incremental fair value granted, which is the difference between the fair value of the re-priced options and the original options, both estimated as at the date of modification, is included in the measurement of the amount recognized for services received over the period from the modification date until the date when the modified options vest, in addition to the amount based on the grant date fair value of the original options, which is recognized over the remainder of the original vesting period. When a modification includes a reduction in exercise price and a reduction in the number of granted instruments, the fair value of the re-priced options is based on the reduced number of granted instruments.

Provisions

Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and of the risks specific to the liability without adjustment for the Company’s credit risk. The unwinding of the discount is recognized as a financial expense.

1.	Warranties

A provision for warranties is recognized when the underlying products are sold. The provision is based on historical warranty data and a weighting of all possible outcomes against their associated probabilities.

2.	Legal claims

A provision for legal claims is recognized if, as a result of a past event, the Group has a present legal or constructive obligation and it is more likely than not that an outflow of economic benefits will be required to settle that obligation and the amount of obligation can be estimated reliably.

3.	Right of return

A provision for estimated product returns is recognized when there is an obligation to provide a refund upon the return of products (see also Note 3(M)).

4.	Machinery and plant dismantling

A provision for machinery and plant dismantling is recognized when there is a contractual obligation for such activities.

Revenue

Revenue

Revenue from the sale of goods in the ordinary course of business is measured at the fair value of the consideration received or receivable, net of returns, trade discounts and volume rebates. When the credit period is short and constitutes the accepted credit in the industry, the future consideration is not discounted.

Revenue is recognized when persuasive evidence exists (usually in the form of an executed sales agreement) that the significant risks and rewards of ownership have been transferred to the customer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, there is no continuing management involvement with the goods, and the amount of revenue can be measured reliably. If it is probable that discounts will be granted and the amount can be measured reliably, then the discount is recognized as a reduction of revenue as the sales are recognized. The timing of the transfer of risks and rewards varies depending on the individual terms of the sale agreement. For sales of products in domestic markets, transfer usually occurs when the product is received at the customer’s warehouse, but for most international shipments transfer occurs upon loading the goods onto the relevant carrier.

The Group recognizes the supply of exchangeable CO2 cylinders to customers, for which in certain circumstances, there is an obligation to provide a refund upon their return, as a final sale. The amount of the refund varies by country and customer (retailer, distributor and end-consumer) and may also change over time as market conditions vary in a particular country. As a result, a provision is recorded for estimated returns based on historical return patterns of customers, and the refundable amounts are recorded as a reduction of revenue.

Government grants

Government grants

The Group has entered into an approved investment program initiated by the State of Israel.

Government grants are recognized initially at fair value when there is reasonable assurance that they will be received and the Group will comply with the conditions associated with the grant. Unconditional government grants are recognized when the Group is entitled to receive them. Grants that compensate the Group for the cost of an asset are presented as a deduction from the related assets and are recognized in the statement of operations on a systematic basis over the useful life of the asset.

Lease payments

Lease payments

Payments made under operating leases are recognized in the statement of operations on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Financial income and expenses

Financial income and expenses

Financial income consists mainly of interest income on funds invested and fair value gains of financial assets and liabilities at fair value through profit and loss. Interest income is recognized as it accrues in the statement of operations using the effective interest method.

Financial expenses consist mainly of borrowing costs, unwinding of the discount on provisions and deferred consideration and fair value losses of financial assets and liabilities at fair value through profit and loss. Borrowing costs which are not capitalized to qualifying assets are recognized in the statement of operations using the effective interest method.

In the statements of cash flows, interest received is presented within cash flows from investing activities. Interest paid is presented within cash flows from operating activities.

Foreign currency gains and losses on financial assets and liabilities are reported on a net basis as either financial income or financial expenses depending on whether foreign currency movements are in a net gain or net loss position.

Income tax

Income tax

Income tax expense comprises of current and deferred tax expenses. Income tax expense is recognized in the statement of operations or is recognized directly in equity or in other comprehensive income to the extent it relates to items recognized directly in equity or in other comprehensive income, respectively.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Current tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and there is intent to settle current tax liabilities and assets on a net basis or the tax assets and liabilities will be realized simultaneously.

When determining the taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments, the Company assesses whether it is probable that the tax authority will accept its tax position. Insofar as it is probable that the tax authority will accept the Company’s tax position, the Company recognizes the tax effects on the financial statements according to that tax position. On the other hand, if it is not probable that the tax authority will accept the Company’s tax position, the Company is required to reflect the uncertainty in its accounts.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future and differences arising on the initial recognition of goodwill. The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which it can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Deferred tax assets that were not recognized are reevaluated at each reporting date and recognized if it has become probable that future taxable profits will be available against which they can be utilized.

Deferred tax in respect of intra-Group transactions in the consolidated financial statements is recorded according to the tax rate applicable to the buying company.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

The Group may be required to pay additional tax if a dividend is distributed by Group companies. This additional tax was not included in the consolidated financial statements since the Group’s policy is not to distribute a dividend that creates an additional tax liability for the Group.

Net income per share

Net income per share

The Group presents basic and diluted net income per share data. Basic net income per share is calculated by dividing the net income attributable to shareholders of the Company by the weighted average number of shares outstanding during the year. Diluted net income per share is determined by adjusting the net income attributable to shareholders and the weighted average number of shares outstanding for the effects of all dilutive potential shares, which consist of the exercise of options and RSUs granted to employees and others.

New standards and interpretations not yet adopted

New standards and interpretations not yet adopted

A number of new standards, amendments to standards and interpretations are not yet in effect for the year ended December 31, 2017 and have not been applied in preparing these consolidated financial statements:

1.	IFRS 9 (2014) Financial Instruments

IFRS 9 (2014) is a final version of the standard, which includes revised guidance on the classification and measurement of financial instruments, and a new model for measuring impairment of financial assets. This guidance is in addition to IFRS 9 (2013) which was issued in 2013.

In accordance with IFRS 9 (2014), there are three principal categories for measuring financial assets: amortized cost, fair value through profit and loss and fair value through other comprehensive income. The basis of classification for debt instruments is the entity’s business model for managing financial assets and the contractual cash flow characteristics of the financial asset. Investments in equity instruments are to be measured at fair value through profit and loss (unless the entity elected at initial recognition to present fair value changes in other comprehensive income).

IFRS 9 (2014) requires that changes in fair value of financial liabilities designated at fair value through profit or loss that are attributable to changes in its credit risk, should usually be recognized in other comprehensive income.

Impairment of financial assets

IFRS 9 (2014) presents a new ‘expected credit loss’ model for calculating impairment. For most financial assets, the new model presents a dual measurement approach for impairment: if the credit risk of a financial asset has not increased significantly since its initial recognition, an impairment provision will be recorded in the amount of the expected credit losses that result from default events that are possible within the twelve months after the reporting date. If the credit risk has increased significantly, in most cases the impairment provision will increase and be recorded at the level of lifetime expected credit losses of the financial asset.

IFRS 9 (2014) is effective for annual periods beginning on or after January 1, 2018 with early adoption being permitted. It will be applied retrospectively with some exemptions.

The Group has examined the effects of applying IFRS 9 (2014) and in its opinion the effect on the financial statements will be immaterial.

2.	IFRS 15 Revenue from contracts with customers

IFRS 15 replaces the current guidance regarding recognition of revenues and presents a new model for recognizing revenue from contracts with customers. IFRS 15 provides two approaches for recognizing revenue: at a point in time or over time. The model includes five steps for analyzing transactions so as to determine when to recognize revenue and in what amount. Furthermore, IFRS 15 provides new and more extensive disclosure requirements than those that exist under current guidance.

IFRS 15 is applicable for annual periods beginning on or after January 1, 2018 and earlier application is permitted. IFRS 15 includes various alternative transitional provisions, so that companies can choose between one of the following alternatives at initial application: full retrospective application, full retrospective application with practical expedients, or application as from the mandatory effective date, with an adjustment to the balance of retained earnings at that date in respect of transactions that are not yet complete (the cumulative effect method).

The Group has examined the effects of applying IFRS 15, and in its opinion the effect on the financial statements will be immaterial.

The Group will adopt the new standard using the cumulative effect method.

3.	IFRS 16 Leases

The standard replaces International Accounting Standard 17 - Leases (IAS 17) and its related interpretations. The standard’s instructions annul the existing requirement from lessees to classify leases as operating or finance leases. Instead of this, for lessees, the new standard presents a unified model for the accounting treatment of all leases according to which the lessee has to recognize an asset (right-of-use) and a lease liability in its financial statements. Nonetheless, IFRS 16 includes two exceptions to the general model whereby a lessee may elect to not apply the requirements for recognizing a right-of-use asset and a liability with respect to short-term leases of up to one year or leases where the underlying asset has a low value.

IFRS 16 is applicable for annual periods as of January 1, 2019, with the possibility of early adoption, so long as the Group has also early adopted IFRS 15, Revenue from Contracts with Customers. The Group does not plan to apply IFRS 16 before the effective date.

IFRS 16 includes various alternative transitional provisions, so that companies can choose between one of the following alternatives at initial application: full retrospective application or recognizing a cumulative effect, which means application (with the possibility of certain practical expedients) as from the mandatory effective date, with an adjustment to the balance of retained earnings at that date.

The Group is in a process of gathering all the information on its lease arrangements and evaluating the impact of implementing this standard on the consolidated financial statements. The standard is expected to impact the following matters: (1) An increase in non-current assets and financial liabilities; (2) A change in financial ratios.

4.	IFRIC 22 Foreign Currency Transactions and Advance Consideration

The interpretation provides that date of the transaction for the purpose of determining the exchange rate for recording a foreign currency transaction that includes advance consideration is the date of initial recognition of the non-monetary asset/liability from the prepayment. If there are multiple payments or receipts in advance, a date of transaction is established for each payment or receipt.

IFRIC 22 is applicable for annual periods beginning on or after January 1, 2018 and earlier application is permitted. IFRIC 22 includes various alternative transitional provisions, so that companies can choose between one of the following alternatives at initial application: retrospective application; prospective application from the first reporting period the entity initially applied IFRIC 22; or prospective application from the first reporting period presented in the comparative data in the financial statements for the period the entity initially applied IFRIC 22.

The Group has examined the effects of applying IFRIC 22, and in its opinion the effect on the financial statements will be immaterial.